Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ROYCE CAPITAL FUND
Entity Central Index Key	0001006387
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Royce Capital Fund - Micro-Cap Portfolio - Investment Class
Shareholder Report [Line Items]
Fund Name	Royce Capital Fund—Micro-Cap Portfolio
Class Name	Investment Class
Trading Symbol	RCMCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Royce Capital Fund—Micro-Cap Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www. royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.
Additional Information Phone Number	1-800-221-4268
Additional Information Website	www. royceinvest.com/literature
Expenses [Text Block]

What Were the Fund’s Costs for the Last Year?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT
Royce Capital Fund—Micro-Cap Portfolio—Investment Class	$130	1.22%

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	1.22%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year? What Affected the Fund’s Performance?

•	Royce Capital Fund - Micro-Cap Portfolio advanced 13.89% for the year, lagging its benchmark, the Russell Microcap Index, which was up 22.98% for the same period.

•	The Fund’s disadvantage versus its benchmark was primarily attributable to sector allocation.

Top Contributors to Performance

The sectors making the largest positive contributions were Industrials, Financials, and Information Technology.

At the industry level, electronic equipment, instruments & components (Information Technology), banks (Financials), and aerospace & defense (Industrials) contributed most.

The Fund’s top contributor was nLIGHT.

Stock selection within Financials contributed most to relative results versus the Russell Microcap Index.

Top Detractors from Performance

The sectors making the largest detractions were Consumer Discretionary, Real Estate, and Health Care.

At the industry level, professional services (Industrials), life sciences tools & services (Health Care), and software (Information Technology) were the largest detractors.

The Fund’s top detractor was American Outdoor Brands.

Stock selection within Health Care detracted most from relative results versus the Russell Microcap Index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance: Value of $10,000 Invested from 12/31/15 through 12/31/25 ($)
Average Annual Return [Table Text Block]

Average Annual Total Returns

Through 12/31/25 (%)	1-YR	5-YR	10-YR
Investment Class	13.89	9.17	10.14
Russell 3000 Index	17.15	13.15	14.29
Russell Microcap Index	22.98	7.32	9.58
Russell 2000 Index	12.81	6.09	9.62

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.royceinvest.com/funds for more recent performance information
Net Assets	$ 96,000,000
Holdings Count | Holdings	154
Advisory Fees Paid, Amount	$ 1,200,000
Investment Company, Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of/through 12/31/25
Net Assets (Millions)	$96
Number of Holdings	154
2025 Portfolio Turnover Rate	42%
Advisory Fees Paid in 2025 (Millions)	$1.2

Holdings [Text Block]
Portfolio Sector Breakdown

Largest Holdings [Text Block]

Top 10 Positions
Establishment Labs Holdings	1.3
Natural Gas Services Group	1.3
LightPath Technologies Cl. A	1.3
Investar Holding	1.2
nLIGHT	1.2
NWPX Infrastructure	1.2
Bel Fuse Cl. B	1.2
RealReal	1.2
Digi International	1.1
Graham Corporation	1.1

Updated Prospectus Phone Number	1-800-221-4268
Updated Prospectus Web Address	www.royceinvest.com
Royce Capital Fund - Micro-Cap Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	Royce Capital Fund—Micro-Cap Portfolio
Class Name	Service Class
Trading Symbol	RCMSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Royce Capital Fund—Micro-Cap Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www. royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.
Additional Information Phone Number	1-800-221-4268
Additional Information Website	www. royceinvest.com/literature
Expenses [Text Block]

What Were the Fund’s Costs for the Last Year?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT
Royce Capital Fund—Micro-Cap Portfolio—Service Class	$162	1.52%

Expenses Paid, Amount	$ 162
Expense Ratio, Percent	1.52%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year? What Affected the Fund’s Performance?

•	Royce Capital Fund - Micro-Cap Portfolio advanced 13.58% for the year, lagging its benchmark, the Russell Microcap Index, which was up 22.98% for the same period.

•	The Fund’s disadvantage versus its benchmark was primarily attributable to sector allocation.

Top Contributors to Performance

The sectors making the largest positive contributions were Industrials, Financials, and Information Technology.

At the industry level, electronic equipment, instruments & components (Information Technology), banks (Financials), and aerospace & defense (Industrials) contributed most.

The Fund’s top contributor was nLIGHT.

Stock selection within Financials contributed most to relative results versus the Russell Microcap Index.

Top Detractors from Performance

The sectors making the largest detractions were Consumer Discretionary, Real Estate, and Health Care.

At the industry level, professional services (Industrials), life sciences tools & services (Health Care), and software (Information Technology) were the largest detractors.

The Fund’s top detractor was American Outdoor Brands.

Stock selection within Health Care detracted most from relative results versus the Russell Microcap Index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance: Value of $10,000 Invested from 12/31/15 through 12/31/25 ($)

Average Annual Return [Table Text Block]

Average Annual Total Returns

Through 12/31/25 (%)	1-YR	5-YR	10-YR
Service Class	13.58	8.85	9.86
Russell 3000 Index	17.15	13.15	14.29
Russell Microcap Index	22.98	7.32	9.58
Russell 2000 Index	12.81	6.09	9.62
Visit www.royceinvest.com/funds for more recent performance information

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.royceinvest.com/funds for more recent performance information
Net Assets	$ 96,000,000
Holdings Count | Holdings	154
Advisory Fees Paid, Amount	$ 1,200,000
Investment Company, Portfolio Turnover	42.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of/through 12/31/25
Net Assets (Millions)	$96
Number of Holdings	154
2025 Portfolio Turnover Rate	42%
Advisory Fees Paid in 2025 (Millions)	$1.2

Holdings [Text Block]
Portfolio Sector Breakdown

Largest Holdings [Text Block]

Top 10 Positions
Establishment Labs Holdings	1.3
Natural Gas Services Group	1.3
LightPath Technologies Cl. A	1.3
Investar Holding	1.2
nLIGHT	1.2
NWPX Infrastructure	1.2
Bel Fuse Cl. B	1.2
RealReal	1.2
Digi International	1.1
Graham Corporation	1.1

Updated Prospectus Phone Number	1-800-221-4268
Updated Prospectus Web Address	www.royceinvest.com
Royce Capital Fund-Small-Cap Portfolio - Investment Class
Shareholder Report [Line Items]
Fund Name	Royce Capital Fund—Small-Cap Portfolio
Class Name	Investment Class
Trading Symbol	RCPFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Royce Capital Fund—Small-Cap Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.
Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund’s Costs for the Last Year?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT
Royce Capital Fund—Small-Cap Portfolio—Investment Class	$123	1.18%

Expenses Paid, Amount	$ 123
Expense Ratio, Percent	1.18%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year? What Affected the Fund’s Performance?

•	Royce Capital Fund—Small-Cap Portfolio advanced 8.93% for the year, lagging its benchmark, the Russell 2000 Value Index, which was up 12.59% for the same period.

•	The Fund’s disadvantage versus its benchmark was primarily attributable to stock selection.

Top Contributors to Performance

The sectors making the largest positive contributions were Information Technology, Financials, and Industrials.

At the industry level, electronic equipment, instruments & components (Information Technology), banks (Financials), and commercial services & supplies (Industrials) contributed most.

The Fund’s top contributor was Sanmina Corporation.

Stock selection within Information Technology contributed most to relative results versus the Russell 2000 Value Index.

Top Detractors from Performance

The sectors making the largest detractions were Energy, Consumer Discretionary, and Real Estate.

At the industry level, oil, gas & consumable fuels (Energy), specialty retail (Consumer Discretionary), and ground transportation (Industrials) were the largest detractors.

The Fund’s top detractor was SM Energy.

Stock selection within Consumer Discretionary detracted most from relative results versus the Russell 2000 Value Index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance: Value of $10,000 Invested from 12/31/15 through 12/31/25 ($)

Average Annual Return [Table Text Block]

Average Annual Total Returns

Through 12/31/25 (%)	1-YR	5-YR	10-YR
Investment Class	8.93	10.66	7.88
Russell 3000 Index	17.15	13.15	14.29
Russell 2000 Value Index	12.59	8.88	9.27
Russell 2000 Index	12.81	6.09	9.62
Visit www.royceinvest.com/funds for more recent performance information

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.royceinvest.com/funds for more recent performance information
Net Assets	$ 174,000,000
Holdings Count | Holdings	80
Advisory Fees Paid, Amount	$ 2,200,000
Investment Company, Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of/through 12/31/25
Net Assets (Millions)	$174
Number of Holdings	80
2025 Portfolio Turnover Rate	79%
Advisory Fees Paid in 2025 (Millions)	$2.2

Holdings [Text Block]
Portfolio Sector Breakdown

Largest Holdings [Text Block]
Top 10 Positions
Diebold Nixdorf	2.0
Lear Corporation	2.0
IBEX	2.0
Catalyst Pharmaceuticals	1.9
TD SYNNEX	1.8
Timberland Bancorp	1.8
Unity Bancorp	1.8
M/I Homes	1.8
Buckle (The)	1.8
PulteGroup	1.8

Updated Prospectus Phone Number	1-800-221-4268
Updated Prospectus Web Address	www.royceinvest.com
Royce Capital Fund-Small-Cap Portfolio - Service Class
Shareholder Report [Line Items]
Fund Name	Royce Capital Fund—Small-Cap Portfolio
Class Name	Service Class
Trading Symbol	RCSSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Royce Capital Fund—Small-Cap Portfolio for the period of January 1, 2025 to December 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.royceinvest.com/literature. You can also request this information by contacting us at 1-800-221-4268.
Additional Information Phone Number	1-800-221-4268
Additional Information Website	www.royceinvest.com/literature
Expenses [Text Block]

What Were the Fund’s Costs for the Last Year?

Based on a hypothetical $10,000 investment

	COSTS OF A	COSTS PAID AS A PERCENTAGE
FUND/CLASS	$10,000 INVESTMENT	OF A $10,000 INVESTMENT
Royce Capital Fund—Small-Cap Portfolio—Service Class	$150	1.44%

Expenses Paid, Amount	$ 150
Expense Ratio, Percent	1.44%
Factors Affecting Performance [Text Block]

How Did the Fund Perform Last Year? What Affected the Fund’s Performance?

•	Royce Capital Fund—Small-Cap Portfolio advanced 8.73% for the year, lagging its benchmark, the Russell 2000 Value Index, which was up 12.59% for the same period.

•	The Fund’s disadvantage versus its benchmark was primarily attributable to stock selection.

Top Contributors to Performance

The sectors making the largest positive contributions were Information Technology, Financials, and Industrials.

At the industry level, electronic equipment, instruments & components (Information Technology), banks (Financials), and commercial services & supplies (Industrials) contributed most.

The Fund’s top contributor was Sanmina Corporation.

Stock selection within Information Technology contributed most to relative results versus the Russell 2000 Value Index.

Top Detractors from Performance

The sectors making the largest detractions were Energy, Consumer Discretionary, and Real Estate.

At the industry level, oil, gas & consumable fuels (Energy), specialty retail (Consumer Discretionary), and ground transportation (Industrials) were the largest detractors.

The Fund’s top detractor was SM Energy.

Stock selection within Consumer Discretionary detracted most from relative results versus the Russell 2000 Value Index.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance: Value of $10,000 Invested from 12/31/15 through 12/31/25 ($)

Average Annual Return [Table Text Block]

Average Annual Total Returns

Through 12/31/25 (%)	1-YR	5-YR	10-YR
Service Class	8.73	10.40	7.63
Russell 3000 Index	17.15	13.15	14.29
Russell 2000 Value Index	12.59	8.88	9.27
Russell 2000 Index	12.81	6.09	9.62
Visit www.royceinvest.com/funds for more recent performance information

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.royceinvest.com/funds for more recent performance information
Net Assets	$ 174,000,000
Holdings Count | Holdings	80
Advisory Fees Paid, Amount	$ 2,200,000
Investment Company, Portfolio Turnover	79.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics As of/through 12/31/25
Net Assets (Millions)	$174
Number of Holdings	80
2025 Portfolio Turnover Rate	79%
Advisory Fees Paid in 2025 (Millions)	$2.2

Holdings [Text Block]
Portfolio Sector Breakdown

Largest Holdings [Text Block]
Top 10 Positions
Diebold Nixdorf	2.0
Lear Corporation	2.0
IBEX	2.0
Catalyst Pharmaceuticals	1.9
TD SYNNEX	1.8
Timberland Bancorp	1.8
Unity Bancorp	1.8
M/I Homes	1.8
Buckle (The)	1.8
PulteGroup	1.8

Updated Prospectus Phone Number	1-800-221-4268
Updated Prospectus Web Address	www.royceinvest.com